Cover	May 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2022
Entity File Number	001-11916
Entity Registrant Name	Wireless Telecom Group, Inc.
Entity Central Index Key	0000878828
Entity Tax Identification Number	22-2582295
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	25 Eastmans Road
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	386-9696
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WTT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false